CASH, CASH EQUIVALENTS AND BANK DEPOSITS	12 Months Ended
Dec. 31, 2011
CASH, CASH EQUIVALENTS AND BANK DEPOSITS
3	CASH, CASH EQUIVALENTS AND BANK DEPOSITS

As of December 31, 2010 and 2011, the amount of cash and cash equivalents and bank deposits by original maturity was as follows:

	December 31,
	2010	2011
	RMB	RMB

Cash and cash equivalents	626,796	767,885

Short-term time deposits with original maturity over three months but within one year	513,000	43,000

Long-term time deposits with original maturity between one and two years	—	169,000

As of December 31, 2010 and 2011, cash and cash equivalents include US Dollar denominated bank deposits of USD16,957 and USD12,899 (equivalent to RMB111,916 and RMB81,186), respectively.

As of December 31, 2011, the interest rate of time deposits range from 3.3% to 4.4% per annum with a weighted average original maturity of 16.5 months. The Group places its cash in financial institutions with sound credit rating.

Short-term time deposits with original maturity over three months but within one year has been reclassified to conform with the current year presentation.